Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Line Items]
Less: allowance for credit losses	$ (12,750)	$ (2,861)	$ (3,015)	$ (22,945)
Accounts receivable, net	5,906,938	3,840,120
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	5,907,935	3,842,981
Related Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 11,753